American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
May 31, 2024

Diversified Corporate Bond ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 93.1%
Aerospace and Defense — 4.1%
BAE Systems PLC, 5.25%, 3/26/31(1)	1,700,000	1,686,166
Boeing Co., 6.30%, 5/1/29(1)	1,770,000	1,785,149
Boeing Co., 6.39%, 5/1/31(1)	1,150,000	1,163,799
Bombardier, Inc., 7.25%, 7/1/31(1)	369,000	377,158
Bombardier, Inc., 7.00%, 6/1/32(1)(2)	200,000	200,979
Howmet Aerospace, Inc., 3.00%, 1/15/29	1,110,000	1,001,806
Howmet Aerospace, Inc., 5.95%, 2/1/37	570,000	583,618
L3Harris Technologies, Inc., 5.25%, 6/1/31	1,510,000	1,494,783
Northrop Grumman Corp., 4.90%, 6/1/34	1,020,000	985,036
TransDigm, Inc., 6.625%, 3/1/32(1)	760,000	763,203
		10,041,697
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.50%, 5/6/34	472,000	480,307
Automobile Components — 0.3%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	800,000	818,902
Automobiles — 3.3%
Ford Motor Credit Co. LLC, 6.05%, 3/5/31	2,400,000	2,390,946
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	800,000	790,361
General Motors Financial Co., Inc., 5.85%, 4/6/30	707,000	713,322
General Motors Financial Co., Inc., 5.75%, 2/8/31	983,000	982,862
General Motors Financial Co., Inc., 6.10%, 1/7/34	707,000	712,319
General Motors Financial Co., Inc., 5.95%, 4/4/34	775,000	771,642
Toyota Motor Credit Corp., 5.55%, 11/20/30	1,844,000	1,886,546
		8,247,998
Banks — 16.5%
Bank of America Corp., VRN, 5.82%, 9/15/29	459,000	466,915
Bank of America Corp., VRN, 5.87%, 9/15/34	8,340,000	8,531,019
Bank of Montreal, VRN, 7.70%, 5/26/84	565,000	572,830
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	1,215,000	1,210,422
BPCE SA, VRN, 7.00%, 10/19/34(1)	1,100,000	1,185,931
CaixaBank SA, VRN, 5.67%, 3/15/30(1)	201,000	200,323
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	1,432,000	1,479,817
Citigroup, Inc., VRN, 5.17%, 2/13/30	1,425,000	1,411,657
Citigroup, Inc., VRN, 4.41%, 3/31/31	1,473,000	1,399,158
Citigroup, Inc., VRN, 6.27%, 11/17/33	1,660,000	1,741,034
Citigroup, Inc., VRN, 5.83%, 2/13/35	1,625,000	1,609,062
Fifth Third Bancorp, 8.25%, 3/1/38	605,000	709,521
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	550,000	555,997
HSBC Holdings PLC, VRN, 5.72%, 3/4/35(3)	1,200,000	1,207,390
Huntington Bancshares, Inc., VRN, 5.71%, 2/2/35	313,000	307,713
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	530,000	505,638
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	1,119,000	1,181,217
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	4,603,000	4,553,014
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	323,000	330,089
Lloyds Banking Group PLC, VRN, 5.72%, 6/5/30(2)	860,000	865,265
M&T Bank Corp., VRN, 6.08%, 3/13/32(3)	929,000	921,869
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	75,000	74,025
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	1,397,000	1,423,470

Truist Financial Corp., VRN, 5.71%, 1/24/35	2,343,000	2,329,104
U.S. Bancorp, VRN, 5.84%, 6/12/34	2,795,000	2,818,746
Wells Fargo & Co., VRN, 6.30%, 10/23/29	650,000	672,846
Wells Fargo & Co., VRN, 5.39%, 4/24/34	1,786,000	1,758,375
Wells Fargo & Co., VRN, 5.56%, 7/25/34	781,000	777,789
		40,800,236
Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	2,698,000	2,680,502
Keurig Dr Pepper, Inc., Series 10, 5.20%, 3/15/31	1,160,000	1,151,752
		3,832,254
Biotechnology — 2.3%
AbbVie, Inc., 3.20%, 11/21/29	943,000	860,009
AbbVie, Inc., 4.95%, 3/15/31	2,575,000	2,554,499
Amgen, Inc., 5.25%, 3/2/30	965,000	967,861
Amgen, Inc., 5.25%, 3/2/33	1,341,000	1,331,346
		5,713,715
Building Products — 1.0%
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	1,012,000	993,351
Carrier Global Corp., 5.90%, 3/15/34	1,515,000	1,574,730
		2,568,081
Capital Markets — 8.5%
Ares Capital Corp., 5.95%, 7/15/29	305,000	301,163
Ares Strategic Income Fund, 6.35%, 8/15/29(1)(2)	490,000	488,504
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	2,712,000	2,922,298
BlackRock Funding, Inc., 5.00%, 3/14/34	949,000	937,199
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	767,000	799,919
Blue Owl Capital Corp., 3.40%, 7/15/26	634,000	597,130
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,775,000	1,845,707
Charles Schwab Corp., VRN, 6.20%, 11/17/29	194,000	200,569
Charles Schwab Corp., VRN, 6.14%, 8/24/34	324,000	335,288
CI Financial Corp., 7.50%, 5/30/29(1)	540,000	538,336
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	2,308,000	1,959,698
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	468,000	478,144
Golub Capital BDC, Inc., 7.05%, 12/5/28	859,000	878,720
Jefferies Financial Group, Inc., 6.20%, 4/14/34	725,000	728,183
Main Street Capital Corp., 6.50%, 6/4/27(2)	495,000	495,301
Morgan Stanley, VRN, 6.41%, 11/1/29	160,000	166,573
Morgan Stanley, VRN, 6.34%, 10/18/33	1,215,000	1,285,088
Morgan Stanley, VRN, 6.63%, 11/1/34	2,525,000	2,716,336
Morgan Stanley, VRN, 5.83%, 4/19/35	235,000	239,784
Nuveen LLC, 5.85%, 4/15/34(1)	676,000	678,039
UBS Group AG, VRN, 9.02%, 11/15/33(1)	2,010,000	2,436,372
		21,028,351
Chemicals — 0.9%
Air Products & Chemicals, Inc., 4.85%, 2/8/34	1,128,000	1,100,092
LYB International Finance III LLC, 5.50%, 3/1/34	1,120,000	1,106,970
		2,207,062
Commercial Services and Supplies — 0.5%
Veralto Corp., 5.45%, 9/18/33(1)	653,000	646,981
Waste Connections, Inc., 3.20%, 6/1/32	650,000	561,674
		1,208,655
Communications Equipment — 1.0%
Cisco Systems, Inc., 4.95%, 2/26/31	2,600,000	2,586,170
Construction Materials — 0.1%
CRH America Finance, Inc., 5.40%, 5/21/34	250,000	247,458

Consumer Finance — 0.9%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	920,000	933,269
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	282,000	280,202
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	486,000	506,385
OneMain Finance Corp., 7.50%, 5/15/31	425,000	425,497
		2,145,353
Consumer Staples Distribution & Retail — 0.1%
Cencosud SA, 5.95%, 5/28/31(1)	184,000	182,013
Containers and Packaging — 1.2%
Berry Global, Inc., 5.80%, 6/15/31(1)(3)	1,450,000	1,443,259
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	900,000	902,910
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30(1)	500,000	494,240
Smurfit Kappa Treasury ULC, 5.44%, 4/3/34(1)	251,000	246,848
		3,087,257
Diversified REITs — 2.6%
Agree LP, 2.90%, 10/1/30	590,000	505,063
Brandywine Operating Partnership LP, 8.875%, 4/12/29	725,000	751,053
Brixmor Operating Partnership LP, 3.90%, 3/15/27	1,102,000	1,053,815
Brixmor Operating Partnership LP, 5.50%, 2/15/34	397,000	387,579
Highwoods Realty LP, 4.20%, 4/15/29	855,000	781,450
Host Hotels & Resorts LP, 5.70%, 7/1/34	364,000	356,941
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30(1)	476,000	479,400
Store Capital LLC, 4.625%, 3/15/29(3)	230,000	216,602
Store Capital LLC, 2.70%, 12/1/31	1,175,000	939,011
VICI Properties LP, 5.75%, 4/1/34(3)	390,000	383,829
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	665,000	599,631
		6,454,374
Diversified Telecommunication Services — 2.1%
AT&T, Inc., 5.40%, 2/15/34	1,604,000	1,592,309
Sprint Capital Corp., 6.875%, 11/15/28	1,072,000	1,132,887
Sprint Capital Corp., 8.75%, 3/15/32	1,010,000	1,207,993
Verizon Communications, Inc., 2.55%, 3/21/31	1,259,000	1,061,919
Verizon Communications, Inc., 2.36%, 3/15/32	382,000	310,222
		5,305,330
Electric Utilities — 5.1%
American Transmission Systems, Inc., 2.65%, 1/15/32(1)	1,210,000	999,671
Appalachian Power Co., Series AA, 2.70%, 4/1/31	1,015,000	856,993
Arizona Public Service Co., 5.70%, 8/15/34(3)	769,000	769,171
Duke Energy Carolinas LLC, 4.95%, 1/15/33	1,557,000	1,523,475
Duke Energy Corp., 2.55%, 6/15/31	805,000	673,268
Duke Energy Corp., 4.50%, 8/15/32	1,180,000	1,104,784
Duke Energy Florida LLC, 5.875%, 11/15/33	843,000	876,630
Eversource Energy, 5.85%, 4/15/31	2,120,000	2,138,889
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	1,122,000	1,099,527
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	376,000	385,190
PPL Electric Utilities Corp., 4.85%, 2/15/34	1,656,000	1,603,495
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	208,000	209,490
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	462,000	463,082
		12,703,665
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.30%, 2/15/30	542,000	555,096
Entertainment — 0.3%
Warnermedia Holdings, Inc., 4.28%, 3/15/32	785,000	687,351
Financial Services — 1.5%
Antares Holdings LP, 2.75%, 1/15/27(1)	255,000	230,959

Antares Holdings LP, 7.95%, 8/11/28(1)	315,000	328,294
Corebridge Financial, Inc., 3.90%, 4/5/32	56,000	50,040
Corebridge Global Funding, 5.20%, 1/12/29(1)	70,000	69,525
GE Capital Funding LLC, 4.55%, 5/15/32	1,235,000	1,179,035
Mastercard, Inc., 4.875%, 5/9/34	907,000	894,475
NMI Holdings, Inc., 6.00%, 8/15/29	725,000	717,772
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	315,000	311,233
		3,781,333
Food Products — 0.9%
Kraft Heinz Foods Co., 6.75%, 3/15/32	2,120,000	2,309,354
Ground Transportation — 0.9%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	302,000	302,614
Ashtead Capital, Inc., 5.80%, 4/15/34(1)	847,000	841,674
United Rentals North America, Inc., 6.00%, 12/15/29(1)	1,181,000	1,176,323
		2,320,611
Health Care Equipment and Supplies — 0.6%
Solventum Corp., 5.45%, 3/13/31(1)	1,625,000	1,603,289
Health Care Providers and Services — 7.1%
Centene Corp., 2.50%, 3/1/31	2,373,000	1,935,637
Cigna Group, 5.125%, 5/15/31	1,260,000	1,247,118
CVS Health Corp., 5.55%, 6/1/31	2,570,000	2,563,757
CVS Health Corp., 5.25%, 2/21/33	939,000	913,145
HCA, Inc., 5.45%, 4/1/31	1,710,000	1,700,094
HCA, Inc., 5.60%, 4/1/34	909,000	901,551
Humana, Inc., 5.375%, 4/15/31	1,488,000	1,473,920
Icon Investments Six DAC, 6.00%, 5/8/34	565,000	575,528
IQVIA, Inc., 6.25%, 2/1/29	1,741,000	1,783,900
Quest Diagnostics, Inc., 6.40%, 11/30/33	597,000	637,573
Tenet Healthcare Corp., 6.25%, 2/1/27	865,000	866,991
Tenet Healthcare Corp., 6.125%, 10/1/28	590,000	584,946
UnitedHealth Group, Inc., 4.90%, 4/15/31	1,085,000	1,069,064
UnitedHealth Group, Inc., 5.35%, 2/15/33	1,315,000	1,328,356
		17,581,580
Hotels, Restaurants and Leisure — 1.2%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	525,000	519,475
International Game Technology PLC, 5.25%, 1/15/29(1)	700,000	673,443
Marriott International, Inc., 5.30%, 5/15/34	930,000	910,428
Starbucks Corp., 2.55%, 11/15/30	901,000	771,955
		2,875,301
Household Durables — 0.4%
Meritage Homes Corp., 3.875%, 4/15/29(1)	1,210,000	1,107,985
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	653,000	675,131
Insurance — 1.4%
Athene Global Funding, 5.58%, 1/9/29(1)	722,000	722,004
Chubb INA Holdings LLC, 5.00%, 3/15/34	1,752,000	1,728,620
CNO Financial Group, Inc., 6.45%, 6/15/34	504,000	505,699
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	505,000	507,540
		3,463,863
IT Services — 1.5%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	2,108,000	1,974,537
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29(2)	517,000	519,718
Kyndryl Holdings, Inc., 3.15%, 10/15/31	351,000	294,972
Kyndryl Holdings, Inc., 6.35%, 2/20/34	823,000	846,885
		3,636,112

Leisure Products — 0.4%
Mattel, Inc., 3.75%, 4/1/29(1)(3)	995,000	912,140
Machinery — 2.7%
AGCO Corp., 5.80%, 3/21/34	808,000	807,025
Ingersoll Rand, Inc., 5.31%, 6/15/31	1,510,000	1,511,804
Ingersoll Rand, Inc., 5.70%, 8/14/33	892,000	909,635
John Deere Capital Corp., 4.90%, 3/7/31	2,525,000	2,504,469
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	887,000	890,278
		6,623,211
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	750,000	604,512
Fox Corp., 6.50%, 10/13/33	1,420,000	1,484,291
Paramount Global, 3.70%, 6/1/28	315,000	284,240
TEGNA, Inc., 5.00%, 9/15/29	645,000	567,422
Time Warner Cable LLC, 6.55%, 5/1/37	1,240,000	1,176,578
		4,117,043
Metals and Mining — 1.1%
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	221,000	226,217
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	531,000	524,345
Glencore Funding LLC, 6.50%, 10/6/33(1)	303,000	316,781
Glencore Funding LLC, 5.63%, 4/4/34(1)	660,000	648,696
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34(1)	896,000	890,491
		2,606,530
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	682,000	639,992
Multi-Utilities — 1.9%
Black Hills Corp., 6.00%, 1/15/35	497,000	497,501
Dominion Energy, Inc., 5.375%, 11/15/32	1,230,000	1,216,371
DTE Energy Co., 5.10%, 3/1/29	1,212,000	1,196,109
DTE Energy Co., 5.85%, 6/1/34	716,000	724,961
Engie SA, 5.625%, 4/10/34(1)	952,000	953,212
		4,588,154
Oil, Gas and Consumable Fuels — 5.8%
Cheniere Energy, Inc., 5.65%, 4/15/34(1)	335,000	332,403
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	606,000	608,011
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	1,290,000	1,266,527
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	1,300,000	1,325,718
Diamondback Energy, Inc., 5.40%, 4/18/34	784,000	773,176
Energy Transfer LP, 5.75%, 2/15/33	1,014,000	1,014,481
Energy Transfer LP, 5.55%, 5/15/34	787,000	774,339
EQT Corp., 3.625%, 5/15/31(1)	710,000	621,569
Marathon Oil Corp., 5.70%, 4/1/34	1,105,000	1,125,202
MPLX LP, 2.65%, 8/15/30	1,515,000	1,294,658
Occidental Petroleum Corp., 6.625%, 9/1/30	926,000	967,976
Occidental Petroleum Corp., 6.125%, 1/1/31	770,000	787,202
Ovintiv, Inc., 6.25%, 7/15/33	620,000	636,910
Shell International Finance BV, 2.375%, 11/7/29	1,186,000	1,042,279
Southwestern Energy Co., 5.375%, 3/15/30	800,000	770,065
Southwestern Energy Co., 4.75%, 2/1/32	660,000	598,637
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	355,000	317,539
		14,256,692
Passenger Airlines — 0.5%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	575,000	530,722
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	594,750	595,691
		1,126,413

Pharmaceuticals — 3.0%
Astrazeneca Finance LLC, 4.90%, 2/26/31	2,640,000	2,622,440
Bristol-Myers Squibb Co., 5.10%, 2/22/31	1,388,000	1,385,459
Bristol-Myers Squibb Co., 5.20%, 2/22/34	585,000	581,441
Johnson & Johnson, 4.90%, 6/1/31	1,580,000	1,582,691
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	1,265,000	1,237,848
		7,409,879
Real Estate Management and Development — 0.2%
Essential Properties LP, 2.95%, 7/15/31	497,000	405,416
Retail REITs — 0.9%
Kite Realty Group Trust, 4.75%, 9/15/30	325,000	308,755
Realty Income Corp., 4.75%, 2/15/29(3)	55,000	53,827
Realty Income Corp., 3.20%, 2/15/31	542,000	473,460
SITE Centers Corp., 4.70%, 6/1/27	1,329,000	1,318,570
		2,154,612
Semiconductors and Semiconductor Equipment — 0.6%
KLA Corp., 4.70%, 2/1/34	1,565,000	1,510,901
Software — 1.7%
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,079,000	960,157
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	641,000	552,056
Oracle Corp., 4.30%, 7/8/34	2,086,000	1,890,986
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	860,000	842,881
		4,246,080
Specialized REITs — 1.1%
American Tower Corp., 5.55%, 7/15/33	1,724,000	1,713,828
EPR Properties, 3.60%, 11/15/31	1,100,000	914,078
		2,627,906
Specialty Retail — 0.6%
AutoZone, Inc., 4.00%, 4/15/30	699,000	655,408
O'Reilly Automotive, Inc., 4.20%, 4/1/30	970,000	919,516
		1,574,924
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 1.25%, 8/20/30(3)	2,175,000	1,768,433
Textiles, Apparel and Luxury Goods — 0.6%
Tapestry, Inc., 7.35%, 11/27/28	1,150,000	1,191,510
Tapestry, Inc., 7.85%, 11/27/33	364,000	383,923
		1,575,433
Trading Companies and Distributors — 0.7%
Aircastle Ltd., 6.50%, 7/18/28(1)	810,000	824,910
Aircastle Ltd., 5.95%, 2/15/29(1)	880,000	879,034
		1,703,944
TOTAL CORPORATE BONDS (Cost $229,757,639)		230,103,587
U.S. TREASURY SECURITIES — 3.1%
U.S. Treasury Notes, 4.00%, 1/31/31(4)	725,000	704,184
U.S. Treasury Notes, 4.125%, 3/31/31	4,950,000	4,842,879
U.S. Treasury Notes, 4.625%, 4/30/31	2,000,000	2,015,000
TOTAL U.S. TREASURY SECURITIES (Cost $7,552,940)		7,562,063
PREFERRED STOCKS — 0.4%
Banks — 0.2%
Citigroup, Inc., 7.125%	437,000	437,118
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 7.50%	387,000	398,577

Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(1)	287,000	274,089
TOTAL PREFERRED STOCKS (Cost $1,099,796)		1,109,784
MUNICIPAL SECURITIES — 0.2%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $576,568)	595,000	498,039
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,127,078	7,127,078
State Street Navigator Securities Lending Government Money Market Portfolio(5)	4,363,533	4,363,533
TOTAL SHORT-TERM INVESTMENTS (Cost $11,490,611)		11,490,611
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $250,477,554)		250,764,084
OTHER ASSETS AND LIABILITIES — (1.4)%		(3,568,409)
TOTAL NET ASSETS — 100.0%		$247,195,675

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	124	September 2024	$13,490,813	$28,286
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $49,920,655, which represented 20.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,250,036. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $393,372.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,363,533.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$230,103,587	—
U.S. Treasury Securities	—	7,562,063	—
Preferred Stocks	—	1,109,784	—
Municipal Securities	—	498,039	—
Short-Term Investments	$11,490,611	—	—
	$11,490,611	$239,273,473	—
Other Financial Instruments
Futures Contracts	$28,286	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.